SEC Registration Nos. 002-69565 and 811-03101

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT

UNDER

THE SECURITIES ACT OF 1933
Post-Effective Amendment No. 65	☒

and/or

REGISTRATION STATEMENT

UNDER

THE INVESTMENT COMPANY ACT OF 1940

Amendment No. 65	☒

Calvert Tax-Free Reserves

(Exact Name of Registrant as Specified in Charter)

4550 Montgomery Avenue

Suite 1000N

Bethesda, Maryland 20814

(Address of Principal Executive Offices)

Registrant’s Telephone Number: (301) 951-4881

William M. Tartikoff, Esq.

4550 Montgomery Avenue

Suite 1000N

Bethesda, Maryland 20814

(Name and Address of Agent for Service)

It is proposed that this filing will become effective:

☒	immediately upon filing pursuant to paragraph (b)
☐	on (date) pursuant to paragraph (b)
☐	60 days after filing pursuant to paragraph (a)(1)
☐	on (date) pursuant to paragraph (a)(1)
☐	on (date) pursuant to paragraph (a)(2)
☐	75 days after filing pursuant to paragraph (a)(2) of Rule 485

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this registration statement under Rule 485(b) under the Securities Act and has duly caused this Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City of Bethesda, and State of Maryland on the 10th day of May, 2012.

CALVERT TAX-FREE RESERVES

By:

** Barbara J. Krumsiek President and Trustee

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below on the 10th day of May, 2012 by the following persons in the capacities indicated.

Signature	Title

**	President and Trustee
Barbara J. Krumsiek

**	Treasurer
Ronald M. Wolfsheimer

**	Trustee
Richard L. Baird, Jr.

**	Trustee
Douglas E. Feldman

**	Trustee
John G. Guffey, Jr.

**	Trustee
M. Charito Kruvant

**	Trustee
D. Wayne Silby

**	Trustee
Anthony Williams

Executed by Lancelot A. King, Attorney-in-fact on behalf of those indicated, pursuant to Powers of Attorney forms, incorporated by reference to Registrant’s Post-Effective Amendment No. 64, dated April 27, 2012, accession number 0000319676-12-000004.

Calvert Tax-Free Reserves

Post-Effective Amendment No. 65

Registration No. 002-69565

EXHIBIT INDEX

XBRL Instance Document	Ex-101.ins

XBRL Taxonomy Extension Schema Document	Ex-101.sch

XBRL Taxonomy Extension Calculation Linkbase Document	Ex-101.cal

XBRL Taxonomy Extension Labels Linkbase	Ex-101.lab

XBRL Taxonomy Extension Presentation Linkbase Document	Ex-101.pre

XBRL Taxonomy Extension Definition Linkbase	Ex-101.def